                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  2/19/2002
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                             -----------------------

Form 13F Information Table Entry Total:       176 records
                                             -----------------------

Form 13F Information Table Value Total:      $185,345
                                             -----------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                   COLUMN 8
COLUMN 1                           COLUMN 2    COLUMN 3     COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                           TITLE OF                  VALUE    SHRS OR SH/  PUT/  INVESTMENT   OTHER
 ISSUER                             CLASS       CUSIP       [x$1000]  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Shares                              631100104      262        6730 SH         Sole                                   6730
Deutsche International Equity        MFS       055922868     1838       97399 SH         Other                                 97399
Domini Social Equity Fund            MFS       257132100      730       26664 SH         Other                                 26664
Fidelity Diversified Int'l Fun       MFS       315910802      508       26632 SH         Other                                 26632
Fidelity Dividend Growth Fund        MFS       316389402     7852      277146 SH         Other                                277146
T. Rowe Price Mid-cap Growth F       MFS       779556109     4378      111112 SH         Other                                111112
T. Rowe Price Small-Cap Stock        MFS       779572106      279       11003 SH         Other                                 11003
Vanguard European Stock Index        MFS       922042205     2484      122686 SH         Other                                122686
Vanguard Extended Market Index       MFS       922908207      564       24431 SH         Other                                 24431
Vanguard S&P 500 Index Fund          MFS       922908108     5341       50436 SH         Other                                 50436
Vanguard Total Stock Market In       MFS       922908306     4010      155804 SH         Other                                155804
Vanguard U.S. Growth                 MFS       921910105     2820      149608 SH         Other                                149608
Weitz Value Fund                     MFS       949045108     2473       72114 SH         Other                                 72114
AFLAC Inc.                           COM       001055102     2179       88711 SH         Sole                          6775    86436
                                                               10         400 SH         Other                                   400
                                                               74        2997 SH         Shared                        2997
AOL Time Warner Inc                  COM       00184a105     2915       90813 SH         Sole                          8075    88013
                                                               24         750 SH         Other                                   750
                                                              110        3433 SH         Shared                        3433
Abbott Labs                          COM       002824100      680       12192 SH         Sole                                  12192
                                                               17         300 SH         Other                                   300
Ambac Financial Group                COM       023139108      331        5725 SH         Sole                                   5725
American Home Prods Corp             COM       026609107     2588       42177 SH         Sole                          3675    40852
                                                               12         200 SH         Other                                   200
                                                              101        1644 SH         Shared                        1644
American International Group I       COM       026874107     3920       49369 SH         Sole                          5078    47617
                                                               11         139 SH         Other                                   139

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1                           COLUMN 2    COLUMN 3     COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                           TITLE OF                  VALUE    SHRS OR SH/  PUT/  INVESTMENT   OTHER
 ISSUER                             CLASS       CUSIP       [x$1000]  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
                                                              173        2181 SH         Shared                       2181
Amgen Inc                            COM       031162100     1580       28000 SH         Sole                         3100     27000
                                                                6         100 SH         Other                                   100
                                                               75        1332 SH         Shared                       1332
BP plc                               COM       055622104      625       13433 SH         Sole                                  13433
Baxter Internat'l Inc                COM       071813109      202        3772 SH         Sole                                   3772
Bowne & Co Inc                       COM                      128       10000 SH         Sole                                  10000
Bristol-Myers Squibb                 COM       110122108      334        6550 SH         Sole                                   6550
CenturyTel Inc.                      COM       156700106     2168       66092 SH         Sole                         6050     64042
                                                                7         225 SH         Other                                   225
                                                               87        2655 SH         Shared                       2655
ChevronTexaco Corp                   COM       166751107      817        9117 SH         Sole                                   9117
Cintas Corp                          COM                      384        8000 SH         Sole                                   8000
Cisco Systems Inc                    COM       17275R102     2886      159381 SH         Sole                        10815    155756
                                                               83        4570 SH         Shared                       4570
Citigroup Inc.                       COM       172967101     5900      116862 SH         Sole                        10326    113006
                                                               17         333 SH         Other                                   333
                                                              240        4752 SH         Shared                       4752
Clear Channel Communications         COM       184502102     1491       29276 SH         Sole                         2350     28526
                                                               10         200 SH         Other                                   200
                                                               56        1108 SH         Shared                       1108
Coca-Cola                            COM       191216100     2050       43463 SH         Sole                         4030     41858
                                                               90        1912 SH         Shared                       1912
Concord EFS Inc                      COM       206197105      672       20500 SH         Sole                                  20500
Conoco Inc                           COM       208251504     2848      100637 SH         Sole                        10072     97022
                                                                8         300 SH         Other                                   300
                                                              130        4578 SH         Shared                       4578
Dell Computer Corp                   COM       247025109     1404       51650 SH         Sole                         6425     49250
                                                                5         200 SH         Other                                   200
                                                               83        3041 SH         Shared                       3041
EMC Corp.                            COM       268648102      772       57444 SH         Sole                         6075     55344
                                                               36        2680 SH         Shared                       2680
Ecolab                               COM       278865100     1236       30708 SH         Sole                         3150     29658
                                                                4         100 SH         Other                                   100
                                                               55        1363 SH         Shared                       1363
El Paso Corp.                        COM       28336l109     1837       41188 SH         Sole                         3825     39913
                                                                9         200 SH         Other                                   200

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1                           COLUMN 2    COLUMN 3     COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                           TITLE OF                  VALUE    SHRS OR SH/  PUT/  INVESTMENT   OTHER
 ISSUER                             CLASS       CUSIP       [x$1000]  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
                                                               74        1652 SH         Shared                       1652
Elan Corporation (ADR)               COM       284131208      587       13025 SH         Sole                                  13025
                                                                9         200 SH         Other                                   200
ExxonMobil                           COM       30231G102     5398      137336 SH         Sole                         9218    134162
                                                               10         264 SH         Other                                   264
                                                              161        4086 SH         Shared                       4086
FedEx Corporation                    COM       31428x106     1784       34384 SH         Sole                         3350     33334
                                                               16         300 SH         Other                                   300
                                                               70        1357 SH         Shared                       1357
Federal Home Loan Mtg Corp           COM       313400301     2960       45264 SH         Sole                         4600     43589
                                                               10         150 SH         Other                                   150
                                                              138        2106 SH         Shared                       2106
General Electric Co                  COM       369604103     7067      176327 SH         Sole                        11402    172302
                                                               18         450 SH         Other                                   450
                                                              186        4642 SH         Shared                       4642
Halliburton Co                       COM       406216101      559       42665 SH         Sole                         4576     40840
                                                               30        2263 SH         Shared                       2263
Home Depot Inc                       COM       437076102     4273       83756 SH         Sole                         6537     81519
                                                               19         375 SH         Other                                   375
                                                              147        2885 SH         Shared                       2885
Household Intl Corp                  COM       441815107     4185       72232 SH         Sole                         6675     69882
                                                               14         250 SH         Other                                   250
                                                              173        2985 SH         Shared                       2985
Intel Corp                           COM       458140100     5158      164020 SH         Sole                        10875    160220
                                                               19         600 SH         Other                                   600
                                                              156        4971 SH         Shared                       4971
International Business Machine       COM       459200101     6811       56307 SH         Sole                         4500     54732
                                                               36         300 SH         Other                                   300
                                                              236        1954 SH         Shared                       1954
JP Morgan Chase & Co.                COM       46625h100      362        9949 SH         Sole                                   9949
Johnson & Johnson                    COM       478160104     4272       72275 SH         Sole                         7250     69825
                                                               15         250 SH         Other                                   250
                                                              186        3152 SH         Shared                       3152
Kohl's Corp                          COM       500255104     3488       49512 SH         Sole                         3650     48187
                                                               14         200 SH         Other                                   200
                                                              119        1692 SH         Shared                       1692
MBNA Corp                            COM       55262L100      416       11808 SH         Sole                                  11808

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1                           COLUMN 2    COLUMN 3     COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                           TITLE OF                  VALUE    SHRS OR SH/  PUT/  INVESTMENT   OTHER
 ISSUER                             CLASS       CUSIP       [x$1000]  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

                                                               5         150  SH          Other                                150
Medtronic Inc.                     COM         585055106    1782       34800  SH          Sole                       2925    33750
                                                              10         200  SH          Other                                200
                                                              71        1379  SH          Shared                     1379
Mellon Financial Corp              COM         585509102    1634       43436  SH          Sole                       3100    42411
                                                              57        1514  SH          Shared                     1514
Merck & Co                         COM         589331107    1981       33690  SH          Sole                       2725    32790
                                                              71        1200  SH          Shared                     1200
Microsoft Corporation              COM         594918104    4849       73190  SH          Sole                       6150    71015
                                                               7         100  SH          Other                                100
                                                             183        2757  SH          Shared                     2757
Nestle (ADR)                       COM         641069406     418        7850  SH          Sole                                7850
                                                               5         100  SH          Other                                100
Nokia Corp (ADR)                   COM         654902204    2909      118597  SH          Sole                       9225   115397
                                                              12         500  SH          Other                                500
                                                             105        4278  SH          Shared                     4278
Northern Trust Corp                COM         665859104    1718       28523  SH          Sole                       2250    27623
                                                              72        1200  SH          Shared                     1200
Oracle Corp                        COM         68389X105     685       49581  SH          Sole                       4850    48031
                                                               4         300  SH          Other                                300
                                                              25        1809  SH          Shared                     1809
PepsiCo Inc                        COM         713448108    4524       92925  SH          Sole                       7851    90300
                                                              15         300  SH          Other                                300
                                                             162        3331  SH          Shared                     3331
Pfizer Inc                         COM         717081103    3984       99987  SH          Sole                       8876    96912
                                                              12         300  SH          Other                                300
                                                             158        3961  SH          Shared                     3961
Q Med Inc                          COM                       184       15000  SH          Sole                               15000
Royal Dutch Petrol (ADR)           COM         780257804    1491       30398  SH          Sole                       2125    29648
                                                              53        1077  SH          Shared                     1077
SBC Communications Inc             COM         78387G103    3407       86976  SH          Sole                       7050    84576
                                                              12         300  SH          Other                                300
                                                             125        3193  SH          Shared                     3193
Schering Plough                    COM         806605101     322        9000  SH          Sole                                9000
Schlumberger Ltd                   COM         806857108     379        6900  SH          Sole                        500     6900
                                                               5         100  SH          Other                                100
Standard & Poors Dep Rcpts         COM         78462F103      30         265  SH          Sole                                 265

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1                           COLUMN 2    COLUMN 3     COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                           TITLE OF                  VALUE    SHRS OR SH/  PUT/  INVESTMENT   OTHER
 ISSUER                             CLASS       CUSIP       [x$1000]  PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
                                                               49         425 SH         Shared                        425
Starbucks Corp                       COM       855244109     2015      105780 SH         Sole                         7325    103380
                                                                6         300 SH         Other                                   300
                                                               59        3107 SH         Shared                       3107
Stryker                              COM       863667101     1781       30520 SH         Sole                         3000     29495
                                                                6         100 SH         Other                                   100
                                                               80        1368 SH         Shared                       1368
Sun Microsystems Inc                 COM       866810104     1156       93969 SH         Sole                         9700     90719
                                                               50        4095 SH         Shared                       4095
Target                               COM       87612E106     1835       44711 SH         Sole                         4300     43336
                                                                4         100 SH         Other                                   100
                                                               75        1828 SH         Shared                       1828
Telefonica de Espana SA (ADR)        COM       879382208      318        7941 SH         Sole                                 7940.5
Tyco Int'l                           COM       902124106     3169       53803 SH         Sole                         5175     52028
                                                               12         200 SH         Other                                   200
                                                              133        2261 SH         Shared                       2261
Veritas Software Co                  COM       923436109      276        6150 SH         Sole                          200      6150
                                                                4         100 SH         Other                                   100
Verizon Communications               COM       92343v104     4097       86327 SH         Sole                         7825     83602
                                                               17         350 SH         Other                                   350
                                                              171        3594 SH         Shared                       3594
Wal-Mart Stores                      COM       931142103     2973       51667 SH         Sole                         4150     50242
                                                                6         100 SH         Other                                   100
                                                              108        1885 SH         Shared                       1885
Walgreen Co                          COM       931422109     3273       97250 SH         Sole                         9400     94025
                                                                7         200 SH         Other                                   200
                                                              126        3738 SH         Shared                       3738
Washington Post Co Class B           COM       939640108      212         400 SH         Sole                                    400
Watson Pharmaceuticals               COM       942683103     1538       49011 SH         Sole                         5375     47186
                                                                3         100 SH         Other                                   100
                                                               71        2259 SH         Shared                       2259
Williams Co Inc                      COM       969457100     1475       57821 SH         Sole                         5126     55971
                                                                5         200 SH         Other                                   200
                                                               60        2349 SH         Shared                       2349
American Legacy Growth Fund II                 amerleg       1922      375484 SH         Other                                375484
Guardian Investor Stock Fund                   guardlib4      865       24542 SH         Other                                 24542
Guardian Investor Stock Fund                   guardob        652       18511 SH         Other                                 18511
Guardian Value Guard II Stock                  guardian3     1075       11358 SH         Other                                 11358

REPORT SUMMARY                            176 DATA RECORDS  185345 5167531    0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED